SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost		$ 4,461
Short-term lease cost	7,686	2,005
Variable lease cost
Total lease cost	$ 7,686	$ 6,466